UNAUDITED CONDENSED INTERIM CONSOLIDATED STATEMENTS OF CHANGES IN PARTNERS' CAPITAL - USD ($) $ in Thousands	8.75% Series A Preferred Units [Member] Preferred Units [Member]	Common units public [Member] Common Units [Member]	Common units Hegh LNG [Member] Common Units [Member]	Accumulated Other Comprehensive Income [Member]	Total
Balance at Dec. 31, 2019	$ 164,482	$ 315,176	$ 39,795	$ (17,943)	$ 501,510
Net income	14,802	25,333	23,010		63,145
Cash distributions to unitholders	(14,698)	(31,737)	(28,451)		(74,886)
Cumulative change in accounting principle		(84)	(72)		(156)
Other comprehensive income				(11,629)	(11,629)
Net proceeds from issuance of Series A preferred Units	3,174				3,174
Issuance of units for Board of Directors' fees		181			181
Contribution from Hoegh LNG			11,850		11,850
Other and contributions from owners		(19)	145		126
Balance at Dec. 31, 2020	167,760	308,850	46,277	(29,572)	493,315
Net income	11,631	17,262	14,943		43,836
Cash distributions to unitholders	(11,631)	(16,112)	(14,380)		(42,123)
Other comprehensive income				9,256	9,256
Net proceeds from issuance of common units		818			818
Net proceeds from issuance of Series A preferred Units	8,318				8,318
Issuance of units for Board of Directors' fees		211			211
Contribution from Hoegh LNG			315		315
Other and contributions from owners			15		15
Balance at Sep. 30, 2021	$ 176,078	$ 311,029	$ 47,170	$ (20,316)	$ 513,961